Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 3,334	$ 5,028
Prepaid expenses and other receivables	1,862	2,667
Total current assets	5,196	7,695
Non-current assets
Right to use asset	27	35
Other assets, including equipment, net	14	49
Total non-current assets	41	84
Total assets	5,237	7,779
Current liabilities
Accounts payable and accrued liabilities	2,965	2,836
Lease liability - current, including interest	37	40
Other current liabilities	3	3
Total current liabilities	3,005	2,879
Non-current liabilities
Lease liability - non-current		7
Warrant liability	422	1,564
Total non-current liabilities	422	1,571
Total liabilities	3,427	4,450
Shareholders’ Equity
Capital stock	219,500	219,499
Stock option reserve	23,985	23,841
Accumulated deficit	(240,974)	(239,318)
Total equity attributable to owners of the Company	2,511	4,022
Non-controlling interest	(701)	(693)
Total equity	1,810	3,329
Total liabilities and equity	5,237	7,779
Commitments and Contingent Liabilities (Note 14)